UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bank Global Fund Services
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period:  January 31, 2020

Item 1. Schedule of Investments.

Schedule of Investments January 31, 2020 (Unaudited)

Jackson Square All-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 96.1%
Communication Services - 15.3%
Alphabet - Class A*	18	$25,790
Alphabet - Class C*	18	25,816
Charter Communications - Class A*	424	219,403
Facebook - Class A*	75	15,144
GCI Liberty - Class A*	468	34,248
Liberty TripAdvisor Holdings - Series A*	5,971	35,169
Netflix*	235	81,096
New York Times - Class A	12,782	409,152
Take-Two Interactive Software*	978	121,898
		967,716
Consumer Discretionary - 9.6%
Afya - Class A*	486	14,512
Amazon.com*	17	34,148
Arco Platform - Class A*	398	20,648
Domino's Pizza	82	23,103
Dunkin' Brands Group	536	41,856
Farfetch - Class A*	2,283	27,853
Hasbro	1,228	125,096
Papa John's International	1,334	86,417
Stitch Fix - Class A*	4,883	111,821
Wyndham Hotels & Resorts	2,156	123,259
		608,713
Consumer Staples - 3.8%
Constellation Brands - Class A	828	155,912
Grocery Outlet Holding*	2,508	82,112
		238,024
Energy - 0.3%
Kinder Morgan	856	17,865
Financials - 8.8%
Aon	96	21,144
Charles Schwab	4,116	187,484
CME Group	767	166,523
KKR & Co. - Class A	5,313	169,485
LendingTree*	28	8,713
		553,349
Health Care - 10.7%
ABIOMED*	140	26,081
Biogen*	174	46,780
Haemonetics*	356	38,231
HealthEquity*	1,781	117,653
Illumina*	333	96,593
IQVIA Holdings*	1,054	163,633
Nevro*	100	13,291
Portola Pharmaceuticals*	1,602	20,490
UnitedHealth Group	572	155,841
		678,593

Industrials - 4.4%
Airbus (a)(b)	298	43,766
Expeditors International of Washington	211	15,411
Experian (a)(b)	739	25,723
IHS Markit*	555	43,767
Safran (a)(b)	503	81,103
Waste Management	569	69,247
		279,017
Information Technology - 37.7%#
Adyen* (a)(b)	9	8,270
Amadeus IT Group (a)(b)	63	4,940
Applied Materials	694	40,245
Arista Networks*	347	77,499
ASML Holding (a)(b)	87	24,415
Autodesk*	957	188,385
Coupa Software*	280	45,122
Guidewire Software*	320	36,000
IPG Photonics*	67	8,554
j2 Global	608	58,283
LiveRamp Holdings*	6,533	262,888
Logitech International (a)(b)	1,016	45,514
Mastercard - Class A	530	167,448
Microsoft	3,690	628,149
Paycom Software*	37	11,772
PayPal Holdings*	944	107,512
SailPoint Technologies Holding*	451	11,316
Samsung Electronics (a)(b)	364	16,865
ServiceNow*	321	108,572
Twilio*	43	5,347
Ubisoft Entertainment* (a)(b)	85	6,446
Varonis Systems*	2,350	196,601
Visa - Class A	1,334	265,426
Wix.com*	417	59,502
		2,385,071
Materials - 4.1%
Ball	3,587	258,910
Real Estate - 1.4%
Crown Castle International - REIT	152	22,776
Equity Commonwealth - REIT	469	15,378
Redfin*	2,020	49,147
		87,301
TOTAL COMMON STOCKS
(Cost $4,798,676)		6,074,559

Total Investments - 96.1%
(Cost $4,798,676)		6,074,559
Other Assets and Liabilities, Net - 3.9%		249,676
Total Net Assets - 100.0%		$6,324,235

*	Non-income producing security.
(a)	Foreign Security.
(b)	Level 2 Security.
#
As of January 31, 2020, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innvoation and intellectual property issues.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,817,517	$257,042	$-	$6,074,559
Total Investments	$5,817,517	$257,042	$-	$6,074,559

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments January 31, 2020 (Unaudited)

Jackson Square Global Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.6%
Brazil - 7.9%
Afya - Class A*	4,714	$140,760
Arco Platform - Class A*	5,921	307,181
Localiza Rent a Car	22,836	283,523
MercadoLibre*	384	254,592
		986,056
Denmark - 4.1%
DSV (a)	3,029	328,855
Vestas Wind Systems (a)	1,843	182,950
		511,805
France - 8.9%
Airbus (a)	3,679	540,315
Safran (a)	2,036	328,280
Ubisoft Entertainment* (a)	3,356	254,525
		1,123,120
Israel - 2.1%
Wix.com*	1,885	268,971
Japan - 4.4%
MonotaRO (a)	8,601	206,318
Otsuka Holdings (a)	7,656	340,121
		546,439
Netherlands - 4.4%
Adyen* (a)	289	265,565
ASML Holding (a)	1,043	292,706
		558,271
South Korea - 2.4%
Samsung Electronics (a)	6,590	305,334
Spain - 2.1%
Amadeus IT Group (a)	3,384	265,327
United Kingdom - 7.9%
Experian (a)	12,276	427,302
InterContinental Hotels Group (a)	4,027	248,047
Intertek Group (a)	4,221	320,281
		995,630
United States - 53.4%
Ball	5,015	361,983
CME Group	1,756	381,245
Guidewire Software*	2,642	297,225
Haemonetics*	2,958	317,660
HealthEquity*	4,288	283,265
IHS Markit*	4,414	348,088
Illumina*	904	262,223
IPG Photonics*	1,816	231,849
IQVIA Holdings*	3,149	488,882
KKR & Co. - Class A	12,172	388,287
LiveRamp Holdings*	5,022	202,085
Mastercard - Class A	1,833	579,118
Microsoft	3,944	671,387
Netflix*	934	322,314
New York Times - Class A	15,162	485,336
ServiceNow*	719	243,187
UnitedHealth Group	1,179	321,219
Visa - Class A	2,644	526,077
		6,711,430
TOTAL COMMON STOCKS
(Cost $8,718,918)		12,272,383

Total Investments - 97.6%
(Cost $8,718,918)		12,272,383
Other Assets and Liabilities, Net - 2.4%		297,368
Total Net Assets - 100.0%		$12,569,751

*	Non-income producing security.
(a)	Level 2 Security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

At January 31, 2020, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Information Technology #	35.0%
Industrials	23.6%
Health Care	16.0%
Consumer Discretionary	7.6%
Communication Services	6.4%
Financials	6.1%
Materials	2.9%
Other Assets and Liabilities, Net	2.4%
Total	100.0%

As of January 31, 2020, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innvoation and intellectual property issues.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,966,457	$4,305,926	$-	$12,272,383
Total Investments	$7,966,457	$4,305,926	$-	$12,272,383

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments January 31, 2020 (Unaudited)

Jackson Square Large-Cap Growth Fund

Description	Shares/Par	Value
COMMON STOCKS - 97.4%
Communication Services - 16.5%
Alphabet - Class A*	3,028	$4,338,458
Charter Communications - Class A*	7,667	3,967,366
Netflix*	6,860	2,367,317
Take-Two Interactive Software*	17,971	2,239,906
		12,913,047
Consumer Discretionary - 10.7%
Amazon.com*	1,478	2,968,888
Domino's Pizza	9,336	2,630,418
Hasbro	26,679	2,717,790
		8,317,096
Consumer Staples - 4.6%
Constellation Brands - Class A	19,166	3,608,958
Financials - 11.5%
Charles Schwab	60,149	2,739,787
CME Group	13,778	2,991,342
KKR & Co. - Class A	101,077	3,224,356
		8,955,485
Health Care - 11.7%
Illumina*	7,610	2,207,432
IQVIA Holdings*	24,507	3,804,712
UnitedHealth Group	11,542	3,144,618
		9,156,762
Information Technology - 35.7%#
Applied Materials	35,192	2,040,784
Arista Networks*	7,614	1,700,511
Autodesk*	13,697	2,696,255
Mastercard - Class A	10,359	3,272,823
Microsoft	51,252	8,724,628
PayPal Holdings*	25,396	2,892,350
ServiceNow*	5,888	1,991,498
Visa - Class A	22,854	4,547,260
		27,866,109
Materials - 4.9%
Ball	53,512	3,862,496
Real Estate - 1.8%
Crown Castle International - REIT	9,561	1,432,620
TOTAL COMMON STOCKS
(Cost $59,160,289)		76,112,573

SHORT-TERM INVESTMENT - 2.0%
United States Treasury Bill
1.475%, 06/18/2020 (a)^	$1,590,000	1,581,010
TOTAL SHORT-TERM INVESTMENT - 2.0%
(Cost $1,580,675)		1,581,010

Total Investments - 99.4%
(Cost $60,740,964)		77,693,583
Other Assets and Liabilities, Net - 0.6%		449,093
Total Net Assets - 100.0%		$78,142,676

*	Non-income producing security.
#
As of January 31, 2020, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innvoation and intellectual property issues.

(a)	Level 2 Security.
^	The rate shown is the effective yield as of January 31, 2020.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$76,112,573	$-	$-	$76,112,573
Short-Term Investment	-	1,581,010	-	1,581,010
Total Investments	$76,112,573	$1,581,010	$-	$77,693,583

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments January 31, 2020 (Unaudited)

Jackson Square Select 20 Growth Fund

Description	Shares	Value
COMMON STOCKS - 96.3%
Communication Services - 16.1%
GCI Liberty - Class A*	4,636	$339,262
New York Times - Class A	10,558	337,962
Take-Two Interactive Software*	2,140	266,730
		943,954
Consumer Discretionary - 8.5%
Hasbro	2,738	278,920
Wyndham Hotels & Resorts	3,853	220,276
		499,196
Consumer Staples - 7.3%
Constellation Brands - Class A	1,176	221,441
Grocery Outlet Holding*	6,319	206,884
		428,325
Financials - 10.3%
CME Group	1,166	253,150
KKR & Co. - Class A	11,102	354,154
		607,304
Health Care - 8.2%
IQVIA Holdings*	1,760	273,240
Nevro*	1,569	208,536
		481,776
Information Technology - 41.4%#
Applied Materials	3,834	222,334
Autodesk*	1,566	308,267
Guidewire Software*	1,796	202,050
LiveRamp Holdings*	6,886	277,093
Microsoft	4,511	767,907
Varonis Systems*	3,006	251,482
Visa - Class A	2,031	404,108
		2,433,241
Materials - 4.5%
Ball	3,696	266,777
TOTAL COMMON STOCKS
(Cost $3,973,599)		5,660,573

Total Investments - 96.3%
(Cost $3,973,599)		5,660,573
Other Assets and Liabilities, Net - 3.7%		218,335
Total Net Assets - 100.0%		$5,878,908

*	Non-income producing security.
#
As of January 31, 2020, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innvoation and intellectual property issues.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,660,573	$-	$-	$5,660,573
Total Investments	$5,660,573	$-	$-	$5,660,573

Refer to the Schedule of Investments for further information on the classification of investments.

Schedule of Investments January 31, 2020 (Unaudited)

Jackson Square SMID-Cap Growth Fund

Description	Shares/Par	Value
COMMON STOCKS - 96.8%
Communication Services - 12.7%
GCI Liberty - Class A*	743,635	$54,419,209
Liberty TripAdvisor Holdings - Series A*	1,702,774	10,029,339
New York Times - Class A	2,250,214	72,029,350
TripAdvisor	129,156	3,528,542
		140,006,440
Consumer Discretionary - 17.1%
Dunkin' Brands Group	582,287	45,470,792
Farfetch - Class A*	1,949,162	23,779,776
Papa John's International	645,667	41,826,308
Stitch Fix - Class A*	1,318,680	30,197,772
Wyndham Hotels & Resorts	840,580	48,055,959
		189,330,607
Consumer Staples - 3.0%
Grocery Outlet Holding*	1,000,644	32,761,085
Financials - 2.6%
LendingTree*	93,661	29,147,303
Health Care - 16.3%
ABIOMED*	89,219	16,620,607
Bio-Techne	253,834	53,297,525
Haemonetics*	242,699	26,063,446
HealthEquity*	588,684	38,888,465
Nevro*	255,757	33,992,663
Portola Pharmaceuticals*	875,533	11,198,067
		180,060,773
Industrials - 4.9%
Expeditors International of Washington	293,653	21,448,415
Graco	611,633	32,508,294
		53,956,709
Information Technology - 31.0%#
Coupa Software*	208,687	33,629,910
Guidewire Software*	492,213	55,373,963
j2 Global	522,071	50,045,726
LiveRamp Holdings*	1,148,874	46,230,690
Logitech International (a)(b)	717,190	32,128,236
PTC*	201,801	16,773,699
SailPoint Technologies Holding*	928,624	23,299,176
Varonis Systems*	474,064	39,660,194
Wix.com*	317,789	45,345,313
		342,486,907
Real Estate - 9.2%
Equity Commonwealth - REIT	1,802,167	59,093,056
Redfin*	1,732,637	42,155,058
		101,248,114
TOTAL COMMON STOCKS
(Cost $952,600,978)		1,068,997,938

SHORT-TERM INVESTMENTS - 3.7%
United States Treasury Bills
1.436%, 03/05/2020 (b)^	$18,264,000	18,239,957
1.498%, 05/07/2020 (b)^	22,411,000	22,321,468
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,556,841)		40,561,425

Total Investments - 100.5%
(Cost $993,157,819)		1,109,559,363
Liabilities in Excess of Other Assets - (0.5)%		(5,873,991)
Total Net Assets - 100.0%		$1,103,685,372

*	Non-income producing security.
#
As of January 31, 2020, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innvoation and intellectual property issues.

(a)	Foreign Security.
(b)	Level 2 Security.
^	The rate shown is the effective yield as of January 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,036,869,702	$32,128,236	$-	$1,068,997,938
Short-Term Investments	-	40,561,425	$-	40,561,425
Total Investments	$1,036,869,702	$72,689,661	$-	$1,109,559,363

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                          Brian R. Wiedmeyer, President

Date   March 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   March 25, 2020

By (Signature and Title)  /s/ Benjamin J. Eirich
                                         Benjamin J. Eirich, Treasurer

Date   March 25, 2020